Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
The carrying amount, by location, of exploration and appraisal expenditure capitalized as intangible assets at 31 December 2017 is shown in the table below.

Carrying amount	Location
$1 - 2 billion	Angola; India; Egypt; Middle East
$2 - 3 billion	US - Gulf of Mexico; Canada; Brazil

						$ million
			2017			2016
	Exploration and appraisal expenditure[a]	Other intangibles	Total	Exploration and appraisal expenditure[a]	Other intangibles	Total
Cost
At 1 January	18,524	4,035	22,559	19,856	4,055	23,911
Exchange adjustments	—	197	197	—	(149)	(149)
Acquisitions	—	41	41	—	15	15
Additions	2,128	310	2,438	2,896	251	3,147
Transfers	(451)	—	(451)	(1,629)	—	(1,629)
Deletions	(2,315)	(95)	(2,410)	(2,599)	(137)	(2,736)
At 31 December	17,886	4,488	22,374	18,524	4,035	22,559
Amortization
At 1 January	1,564	2,812	4,376	2,570	2,681	5,251
Exchange adjustments	—	107	107	—	(96)	(96)
Charge for the year	1,603	335	1,938	1,274	351	1,625
Impairment losses	—	—	—	62	—	62
Transfers	—	—	—	(5)	—	(5)
Deletions	(2,307)	(95)	(2,402)	(2,337)	(124)	(2,461)
At 31 December	860	3,159	4,019	1,564	2,812	4,376
Net book amount at 31 December	17,026	1,329	18,355	16,960	1,223	18,183
Net book amount at 1 January	16,960	1,223	18,183	17,286	1,374	18,660
[a] For further information see Intangible assets within Note 1 and Note 6.